UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Meisenbach Capital Management, Inc.
Address: 12626 High Bluff Drive, Suite 540
         San Diego, CA  92130

13F File Number:  28-10023

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew H. Wilbur, CFA
Title:     Chief Financial Officer
Phone:     858.259.4990

Signature, Place, and Date of Signing:

      /s/ Andrew H. Wilbur     San Diego, CA     July 12, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     37

Form13F Information Table Value Total:     $69,026 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCED MICRO DEVICES INC     COM              007903107     1073    75000 SH       SOLE                    75000        0        0
ADVANCED SEMICONDUCTOR ENGR    SPONSORED ADR    00756M404     1537   225000 SH       SOLE                   225000        0        0
AETNA INC NEW                  COM              00817Y108      494    10000 SH       SOLE                    10000        0        0
AMERIGROUP CORP                COM              03073T102      697    29300 SH       SOLE                    29300        0        0
APPLE INC                      COM              037833100     1220    10000 SH       SOLE                    10000        0        0
BROADCOM CORP                  CL A             111320107    11700   400000 SH       SOLE                   400000        0        0
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102     1875    25000 SH       SOLE                    25000        0        0
CORNING INC                    COM              219350105     1278    50000 SH       SOLE                    50000        0        0
FOUNDRY NETWORKS INC           COM              35063R100     1666   100000 SH       SOLE                   100000        0        0
HEALTHCARE RLTY TR             COM              421946104      533    19200 SH       SOLE                    19200        0        0
HEALTHEXTRAS INC               COM              422211102      399    13500 SH       SOLE                    13500        0        0
HLTH CORPORATION               COM              40422Y101      350    25000 SH       SOLE                    25000        0        0
INFOSYS TECHNOLOGIES LTD       SPONSORED ADR    456788108     2519    50000 SH       SOLE                    50000        0        0
INTERNATIONAL RECTIFIER CORP   COM              460254105     2795    75000 SH       SOLE                    75000        0        0
LABORATORY CORP AMER HLDGS     COM NEW          50540R409      751     9600 SH       SOLE                     9600        0        0
MARVELL TECHNOLOGY GROUP LTD   ORD              G5876H105     4097   225000 SH       SOLE                   225000        0        0
MAXIM INTEGRATED PRODS INC     COM              57772K101     3341   100000 SH       SOLE                   100000        0        0
MEDCO HEALTH SOLUTIONS INC     COM              58405U102      983    12600 SH       SOLE                    12600        0        0
MELLANOX TECHNOLOGIES LTD      SHS              M51363113      881    42500 SH       SOLE                    42500        0        0
MICRON TECHNOLOGY INC          COM              595112103     3759   300000 SH       SOLE                   300000        0        0
MOBILITY ELECTRONICS INC       COM              60741U101     1144   303520 SH       SOLE                   303520        0        0
NIGHTHAWK RADIOLOGY HLDGS IN   COM              65411N105      892    49400 SH       SOLE                    49400        0        0
NVIDIA CORP                    COM              67066G104      413    10000 SH       SOLE                    10000        0        0
OMNICELL INC                   COM              68213N109     1118    53800 SH       SOLE                    53800        0        0
OMNIVISION TECHNOLOGIES INC    COM              682128103     1811   100000 SH       SOLE                   100000        0        0
PSS WORLD MED INC              COM              69366A100      395    21700 SH       SOLE                    21700        0        0
PSYCHIATRIC SOLUTIONS INC      COM              74439H108      783    21600 SH       SOLE                    21600        0        0
QUALCOMM INC                   COM              747525103     4339   100000 SH       SOLE                   100000        0        0
RADIATION THERAPY SVCS INC     COM              750323206      926    35150 SH       SOLE                    35150        0        0
SANDISK CORP                   COM              80004C101     2447    50000 SH       SOLE                    50000        0        0
SAPIENT CORP                   COM              803062108     5798   750000 SH       SOLE                   750000        0        0
SCHEIN HENRY INC               COM              806407102      625    11700 SH       SOLE                    11700        0        0
SEAGATE TECHNOLOGY             SHS              G7945J104     1089    50000 SH       SOLE                    50000        0        0
SUN MICROSYSTEMS INC           COM              866810104      789   150000 SH       SOLE                   150000        0        0
UNITED MICROELECTRONICS CORP   SPONSORED ADR    910873207     3591  1050000 SH       SOLE                  1050000        0        0
WELLPOINT INC                  COM              94973V107      918    11500 SH       SOLE                    11500        0        0
RAINMAKER SYS INC              WTS EXP22009     009394416        0    66660 SH       SOLE                    66660        0        0